Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Parenthetical) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 198,122,000	$ 185,594,000
Private placements	37,979,000	35,754,000
Other invested assets	28,760,000	27,543,000
Invested assets	378,527,000	353,664,000
Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	537,000	870,000
Less than 90 days [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	69,000	40,000
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	41,743,000	36,103,000
Change in the fair value of these invested assets	0	21,000
Invested assets	386,496,000	356,217,000
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	1,926,000
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,275,000
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	24,843,000	23,438,000
Alternative long-duration assets [Member] | Private equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	6,396,000	6,769,000
Alternative long-duration assets [Member] | Power and infrastructure [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	8,854,000	7,970,000
Alternative long-duration assets [Member] | Oil and gas [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	3,245,000	3,416,000
Alternative long-duration assets [Member] | Timber and agriculture [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	4,669,000	4,493,000
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	1,679,000	790,000
Alternative long-duration assets [Member] | Hydroelectric Power [member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	418,000
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	25,622,000	24,211,000
Cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Short-term securities with maturities of less than one year	0	2,530,000
Cash equivalents	0	8,713,000
Cash	0	4,972,000
Other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets leveraged leases	0	3,575,000
SPPI qualifying [member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	0	116
SPPI non qualifying [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	0	105,000
Private placements	0	230,000
Other invested assets	0	465,000
Accumulated depreciation and amortisation [Member] | Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Accumulated depreciation of own use property	$ 0	391,000
John Hancock Infrastructure Master Fund LP [member]
Disclosure of fair value measurement of assets [Line Items]
Invested assets		$ 1,422,000
John Hancock Infrastructure Master Fund LP [member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Partnership voting rights		1.00%
Manulife Us Real Estate Investment Trust [member]
Disclosure of fair value measurement of assets [Line Items]
Invested assets		$ 510,000
Partnership voting rights		8.50%
Other joint ventures [member]
Disclosure of fair value measurement of assets [Line Items]
Invested assets		$ 1,314,000